Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Purchase of treasury stock, shares (in shares)		25,000
Sale of treasury stock, shares (in shares)	3,666	8,650
Cash dividends declared, per share (in dollars per share)	$ 1.41	$ 1.37